Shareholder Report, Average Annual Return (Details)	12 Months Ended
Aug. 31, 2025
TradersAI Large Cap Equity & Cash ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.01%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.69%